MUNDER SMALL COMPANY GROWTH FUND

Class A, B, C, K & Y Shares

Supplement Dated November 15, 2004

to Prospectus Dated October 31, 2004

PROPOSED MERGER OF MUNDER SMALL COMPANY GROWTH FUND

WITH AND INTO MUNDER MICRO-CAP EQUITY FUND

On November 9, 2004, the Board of Trustees of Munder Series Trust (“Trust”) approved the merger of the Munder Small Company Growth Fund (“Small Company Fund”) with and into the Munder Micro-Cap Equity Fund (“Micro-Cap Fund”), each a series of the Trust (“Merger”). The Board of Trustees of the Trust also called for a Special Meeting of the Shareholders of the Small Company Fund (“Meeting”) to vote on the Merger. The Meeting is expected to occur on February 24, 2005.

The Merger is being proposed due to the Small Company Fund’s declining assets, steadily increasing expense ratios for each of its classes of shares and relatively poor performance. The Board of Trustees of the Trust, which carefully considered the proposed Merger, determined that the Merger was in the best interests of the Small Company Fund because the Merger would provide shareholders of the Small Company Fund with a compatible investment alternative that has significantly larger assets, a lower expense ratio for each of its classes of shares and better absolute performance than the Small Company Fund. The Board of Trustees also determined that shareholders of both the Small Company Fund and the Micro-Cap Fund should benefit from the potential to achieve greater economies of scale following the Merger of the two Funds and that the interests of current shareholders in the two Funds would not be diluted by the Merger.

If the Merger is approved by the shareholders of the Small Company Fund, the Agreement and Plan of Reorganization for the Merger (“Reorganization Agreement”) contemplates (1) the transfer of all of the assets of the Small Company Fund with and into the Micro-Cap Fund in exchange for shares of the Micro-Cap Fund having an aggregate value equal to the net assets of the Small Company Fund; (2) the assumption by the Micro-Cap Fund of all of the liabilities of the Small Company Fund; and (3) the distribution of shares of the Micro-Cap Fund to the shareholders of the Small Company Fund in complete liquidation of the Small Company Fund. Each shareholder of the Small Company Fund would receive shares of the Micro-Cap Fund having an aggregate value equal to the aggregate value of the shares of the Small Company Fund held by that shareholder as of the closing date of the Merger. The Merger is expected to be a tax-free reorganization for federal income tax purposes and the closing of the Merger is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Merger will qualify as a tax-free reorganization for federal income tax purposes.

If the merger is not approved by shareholders of the Small Company Fund, that Fund will be liquidated as soon as is practicable following the Meeting. Any shares of the Small Company Fund outstanding on the date of the liquidation will be automatically redeemed by the Trust on that date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Small Company Fund have been paid or provided for. In the event of a liquidation, the Class A shareholders of the Fund who receive liquidation proceeds will not be entitled to receive a refund of any front-end sales load they paid. Any contingent deferred sales charges that would otherwise be charged upon the redemption of Class B and Class C shares of the Fund will be imposed if Class B and Class C shares are redeemed as a result of the liquidation.

CLOSED TO NEW INVESTORS

Effective immediately, the Small Company Fund will be closed to new investors. The Fund will continue to accept additional investments from current shareholders until February 18, 2005.

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MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

MUNDER INSTITUTIONAL MONEY MARKET FUND

Class K & Y Shares

Supplement Dated November 15, 2004,

to Prospectus Dated April 30, 2004

LIQUIDATION OF THE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

The Munder Institutional Government Money Market Fund (“Government Money Market Fund”) has been informed that a shareholder holding substantially all of the Fund’s assets expects to redeem all of its shares in the fourth quarter of 2004. In an effort to prevent the remaining shareholders from being disadvantaged following such redemption, the Government Money Market Fund’s Board of Trustees has approved a plan of liquidation for the Fund. The plan of liquidation provides that the Government Money Market Fund will automatically redeem all of its outstanding shares on or about December 13, 2004. The proceeds of the redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Government Money Market Fund are paid or provided for. The distribution to the Government Money Market Fund’s shareholders of the Government Money Market Fund’s liquidation proceeds will be made to all shareholders of record on December 13, 2004. Liquidation proceeds will be paid entirely in cash.

Effective immediately, the Government Money Market Fund is closed to new investors.

Voluntary Advisory Fee Waivers

The following changes to the Prospectus dated April 30, 2004 are effective immediately:

Under the heading of “Fees & Expenses” for each of the Government Money Market Fund and the Munder Institutional Money Market Fund, which appear on page 4 and page 9 of the Prospectus, respectively, footnote (1) is revised and restated in its entirety to read as follows:

(1)	The advisor, in its sole discretion, may voluntarily waive a portion of its management fee from time to time. In addition, the advisor has voluntarily agreed to reimburse the Fund’s operating expenses (other than the management fees, brokerage, interest taxes, and extraordinary expenses) in an amount sufficient to keep the Fund’s Other Expenses at 0.00%. The advisor may discontinue its waiver of a portion of its management fee or its waiver of all or part of the expense reimbursement at any time.

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MUNDER EMERGING MARKETS FUND

MUNDER INTERNATIONAL GROWTH FUND

Class A, B, C, K & Y Shares

Supplement Dated November 15, 2004

To Prospectus Dated October 31, 2004

Merger of Munder Emerging Markets Fund and Munder International Growth Fund

with and into Munder International Equity Fund

On November 9, 2004, the Board of Trustees of Munder Series Trust (“Trust”) approved an Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the merger of two of the Trust’s series, the Munder Emerging Markets Fund (“Emerging Markets Fund”) and Munder International Growth Fund (“International Growth Fund”), into the Munder International Equity Fund (“International Equity Fund”), another series of the Trust (“Merger”). The Merger does not require shareholder approval.

The Merger was approved by the Board of Trustees of the Trust (“Board”) in order to consolidate the Trust’s international product offerings. Although the Emerging Markets Fund and International Growth Fund have performed well since their inception, each of those Funds has failed to generate sufficient investor interest to garner an adequate asset base. In light of the failure of those Funds to attract sufficient assets, Munder Capital Management (“MCM”), the investment adviser to the Funds, asked the Board to consider the Merger of the Emerging Markets Fund and International Growth Fund with and into the International Equity Fund.

The Board requested and evaluated information that they viewed as sufficient to determine whether Emerging Markets Fund and International Growth Fund would benefit from the proposed Merger. The Board, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), carefully considered the proposed Merger and have determined the proposed Merger (1) is in the best interests of the Emerging Markets Fund, International Growth Fund and International Equity Fund (each a “Fund”) and (2) should not result in a dilution of the interests of shareholders in any Fund. The Board further determined that the Merger will provide shareholders of the Emerging Markets Fund and International Growth Fund with (a) a compatible investment that has a lower expense ratio for each share class and (b) the potential for future economies of scale.

The Merger is expected to occur on or about February 4, 2005 or on such later date as the officers of the Trust determine (“Closing Date”). As of the close of business on the Closing Date, pursuant to the Reorganization Agreement, each shareholder of Class A, B, C, K and Y shares of the Emerging Markets Fund and International Growth Fund will become the owner of the number of full and fractional Class A, B, C, K and Y shares, respectively, of the International Equity Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s shares of the Emerging Markets Fund and International Growth Fund.

No sales load, commission or other transactional fee will be imposed as a result of the Merger. MCM has agreed to bear all of the expenses incurred in connection with the Merger, except for any brokerage fees and brokerage expenses associated with the Merger. In addition, the closing of the Merger will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Merger will qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Merger.

In accordance with regulatory requirements, the Merger needs only to be approved by the Board. Consequently, you will not be asked to approve the Merger. However, you are being asked to carefully consider whether the International Equity Fund’s principal investment strategies, restrictions and risks (as set forth in the Fund’s prospectus) and the information concerning the International Equity Fund (as provided in this sticker supplement) will meet your investment needs. If you determine that you wish to become a shareholder of the International Equity Fund, no action on your part will be needed. Your shares will be automatically exchanged on a tax-free basis for shares of the International Equity Fund on the Closing Date of the Merger. Should you determine that you do not wish to become a shareholder of the International Equity Fund, you may (1) redeem your shares of the

Emerging Markets Fund or International Growth Fund, or (2) exchange them for shares of another Munder Fund prior to the Closing Date by contacting the Munder Funds or your broker, financial intermediary, or other financial institution. Please note that a redemption or an exchange of your shares of the Emerging Markets Fund or International Growth Fund will be a taxable event and you may recognize a gain or loss in connection with that transaction.

Closed to New Investors

Effective immediately, the Emerging Markets Fund and International Growth Fund are each closed to new investors. These two Funds will continue to accept additional investments from current shareholders until January 28, 2005.

Comparison of the Funds

The following comparison of the Funds is a summary only. In order to better understand the differences between the investment policies, strategies and risks of your Fund and those of the International Equity Fund, you should refer to the prospectuses and Statement of Additional Information for the each of the Funds, which are available free upon request by calling 1-800-438-5789.

The investment objective of each of the Funds is to provide long-term capital appreciation. The Funds are each diversified series of the Trust and share the same Board of Trustees. The Funds’ fundamental investment policies (that is, those investment policies that cannot be changed without the approval of a majority of the outstanding shares of a Fund) are identical in all material respects. Below you will find a discussion of the primary differences of the Funds.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

MCM serves as the investment adviser of the Emerging Markets Fund and International Growth Fund. MCM also serves as the investment adviser of the International Equity Fund. The Emerging Markets Fund and International Growth Fund are each sub-advised by Framlington Overseas Investment Management Limited (“Framlington”), an affiliate of MCM. The Funds also have a common administrator (MCM) and a common distributor (Funds Distributor, Inc.).

TOTAL OPERATING EXPENSES

The annual operating expenses of each class of the International Equity Fund, expressed as a ratio of expenses to average daily net assets (“expense ratio”), are currently significantly lower than those of each corresponding class of the Emerging Markets Fund and the International Growth Fund. The expense ratios for each class of shares of the International Equity Fund based on actual expenses for the fiscal year ended June 30, 2004, as adjusted to reflect changes in advisory, administration and transfer agency fees, as applicable, are compared to the respective classes of the Emerging Markets Fund and the International Growth Fund in the chart below:

	International Growth Fund	Emerging Markets Fund	International Equity Fund
Class A	2.55%	3.04%	1.89%
Class B	3.30%	3.79%	2.64%
Class C	3.30%	3.79%	2.64%
Class K	2.55%	3.04%	1.89%
Class Y	2.30%	2.79%	1.64%

Moreover, the investment advisory fee for the International Equity Fund (0.75% of average daily net assets) is lower than that for the Emerging Markets Fund and the International Growth Fund. The International Growth Fund’s investment advisory fee is 1.00% of the first $250 million of the Fund’s average daily net assets and 0.75% of average daily net assets in excess of $250 million. The investment advisory fee for the Emerging Markets Fund is 1.15% of the Fund’s average daily net assets.

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Pro forma annualized operating expenses of the International Equity Fund following the Merger (based on actual expenses for the fiscal year ended June 30, 2004, as adjusted to reflect changes in advisory, administration and transfer agency fees, as applicable) are included for your reference below.

	Class A	Class B & C	Class K	Class Y
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1 Fees)	0.25%	1.00%	0.00%	0.00%
Non 12b-1 Service Plan Fees	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.82%	0.82%	0.82%	0.82%

Total Annual Fund Operating Expenses	1.82%	2.82%	1.82%	1.57%

INVESTMENT STRATEGIES, POLICIES AND RISKS

The respective investment objectives of each the Funds are identical. Each Fund seeks long term capital appreciation. The primary difference among the principal investment strategies, policies and risks of, and portfolio securities held by, each Fund are described below.

•	MATURITY OF MARKETS IN WHICH THE FUNDS INVEST. While each Fund may invest in emerging market countries, the Emerging Markets Fund will invest at least 80% of assets in such countries and will be subject to the additional risks associated with these investments;

•	TYPE OF PORTFOLIO SECURITIES HELD BY THE FUNDS. Each Fund may invest at least 80% of its assets, under normal market conditions, in equity securities and each Fund may invest in non-U.S. dollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depositary Receipts, or ADRs). However, the International Equity Fund primarily invests in depositary receipts such as ADRs, which are not as sensitive to currency risk as are foreign securities trading in foreign markets; and

•	INVESTMENT APPROACH. Each Fund is an actively managed fund, but the portfolio managers for the International Equity Fund use a highly quantitative approach to select stocks through an economic modeling process.

	International Growth Fund	Emerging Markets Fund	International Equity Fund
Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in at least three foreign countries.

Framlington selects companies using a “bottom-up approach,” that analyzes the performance of individual companies before considering the impact of economic trends. Framlington generally selects stocks of companies that it believes can grow their earnings faster than their peers within the relevant sectors.

The Fund may invest in the securities of companies domiciled in countries that have developed markets as well as countries considered to have emerging markets.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in emerging market countries.

Framlington first identifies the countries in which the Fund will invest using a “top-down” approach, primarily considering the impact of economic trends. Within each country, Framlington then selects companies using a “bottom-up approach,” which analyzes performance of individual companies before considering the impact of economic trends. The companies may be identified from research reports, stock screens or personal knowledge of products and services.

Although the Fund will invest primarily in foreign securities of companies located in emerging market countries, the Fund may also invest in foreign securities of companies located in countries with mature markets.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities. Generally, the Fund will invest at least 80% of its assets in the securities of issuers in at least three foreign countries.

The advisor utilizes highly quantitative approach to investing. The Fund invests in securities trading on either a foreign or U.S. stock exchange, which are chosen through an economic modeling process. This process seeks to identify those stocks that will have strong relative performance in their home market.

The advisor maintains a list of foreign securities, including depositary receipts, that the Fund may purchase based on market capitalization (generally above $250 million), exchange listing standards, data quality, pricing availability and various macro-economic considerations. The advisor updates the securities list regularly, adds new securities to the list if they are eligible and sells securities not on the updated securities list as soon as practicable.

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	International Growth Fund	Emerging Markets Fund	International Equity Fund

After the advisor creates the securities list, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that additional quantitative modeling predicts will perform better than other stocks in their industry sectors and their country’s securities markets as a whole. When the advisor believes broader market exposure will benefit the Fund, it will allocate up to 100% of the Fund’s assets in securities of the first type. When the advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in securities of the second type.

Most investments will be in mature markets, but the Fund may also invest in emerging markets.

Portfolios Securities	The Fund’s investment in securities of foreign issuers includes non-U.S. dollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. Foreign securities in which the Fund may invest also includes depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign corporations.	The Fund invests primarily in foreign securities (i.e., non-U.S. dollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S.).	The Fund invests primarily in foreign securities (i.e., non-U.S. dollar-denominated securities traded outside of U.S. and dollar-denominated securities of foreign issuers traded in the U.S.). Most of the securities in which the Fund invests are American Depositary Receipts (ADRs) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

Net Assets as of November 12, 2004	$33.9 million	$17.2 million	$74.7 million

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